CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 745	$ 520
Cash equivalents	505	222
Restricted cash	156	125
Total cash and cash equivalents	$ 1,406	$ 867	$ 827	$ 540